COLUMBIA MID CAP GROWTH FUND, INC.
                                  (the "Fund")

                  Supplement to the Class ABC, T&G and Z Share
                       Prospectuses dated January 1, 2006


         The section entitled "MANAGING THE FUND - PORTFOLIO MANAGER" is revised in its entirety and replaced with the following:

Kenneth A. Korngiebel, a senior vice president of Columbia Advisors, is the lead manager for the Fund and has managed or co-managed the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Advisors or its predecessors since July, 1996.

Wayne M. Collette, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.

J. Michael Kosicki, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Kosicki has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Kosicki was with Fidelity Investments from 1993 to 2004, most recently as an equity analyst.

George J. Myers, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager with Dresdner RCM Global Investors from 1999 to 2004.

Theodore R. Wendell, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.


SUP-47/106202-0206                                             February 3, 2006

                       COLUMBIA MID CAP GROWTH FUND, INC.
                                  (the "Fund")

                     Supplement to Class R Share Prospectus
                             dated January 23, 2006


         The section entitled "MANAGING THE FUND - PORTFOLIO MANAGER" is revised in its entirety and replaced with the following:

Kenneth A. Korngiebel, a senior vice president of Columbia Advisors, is the lead manager for the Fund and has managed or co-managed the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Advisors or its predecessors since July, 1996.

Wayne M. Collette, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.

J. Michael Kosicki, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Kosicki has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Kosicki was with Fidelity Investments from 1993 to 2004, most recently as an equity analyst.

George J. Myers, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager with Dresdner RCM Global Investors from 1999 to 2004.

Theodore R. Wendell, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.


SUP-47/106107-0206                                             February 3, 2006

                       COLUMBIA MID CAP GROWTH FUND, INC.
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                         FOR CLASS ABC, T&G AND Z SHARES
                              DATED JANUARY 1, 2006

1. The following language is added to the chart following the heading "Other Accounts Managed By Portfolio Managers" in the section MANAGEMENT - PORTFOLIO
MANAGERS:


---------------------------------- -------------------------------- ---------------------------- -------------------------------

                                    Other SEC-registered open-end
                                        and closed-end funds         Other pooled investment
        Portfolio Manager                                                    vehicles                    Other accounts
---------------------------------- -------------------------------- ---------------------------- -------------------------------
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
                                      Number of         Assets        Number of       Assets       Number of        Assets
                                      accounts                        accounts                     accounts
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
Wayne M. Collette*                        9          $533 million         1         $8 million        23         $465 million
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
J. Michael Kosicki*                       7          $318 million         1         $8 million        27         $465 million
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
George J. Myers*                          7          $318 million         1         $8 million        26         $465 million
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
Theodore R. Wendell*                      9          $533 million         1         $8 million        29         $465 million
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------


2. The following language is added to the chart following the heading "Ownership of Securities" in the section MANAGEMENT - PORTFOLIO MANAGERS:


---------------------------------------------------------------- -------------------------------------------------------------
                                                                          Dollar Range of Equity Securities in the
                       Portfolio Manager                                           Fund Beneficially Owned

---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Wayne M. Collette*                                                                           None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
J. Michael Kosicki*                                                                          None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
George J. Myers*                                                                             None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Theodore R. Wendell*                                                                         None
---------------------------------------------------------------- -------------------------------------------------------------



3. The following language is added to the chart following the heading "Compensation" in the section MANAGEMENT - PORTFOLIO MANAGERS:

----------------------------- ---------------------------------------------------- -------------------------------------------
     Portfolio Manager                       Performance Benchmark                                 Peer Group

----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
Wayne M. Collette                           Russell Midcap Growth Tr                     Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
J. Michael Kosicki                          Russell Midcap Growth Tr                     Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
George J. Myers                             Russell Midcap Growth Tr                     Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
Theodore R. Wendell                         Russell Midcap Growth Tr                     Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------

* Information provided as of December 31, 2005.


SUP-39/106123-0206                                             February 3, 2006

                       COLUMBIA MID CAP GROWTH FUND, INC.
                         SUPPLEMENT TO THE CLASS R SHARE
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 23, 2006

1. The following language is added to the chart following the heading "Other Accounts Managed By Portfolio Managers" in the section MANAGEMENT - PORTFOLIO
MANAGERS:


---------------------------------- -------------------------------- ---------------------------- -------------------------------

                                    Other SEC-registered open-end
                                        and closed-end funds         Other pooled investment
        Portfolio Manager                                                    vehicles                    Other accounts
---------------------------------- -------------------------------- ---------------------------- -------------------------------
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
                                      Number of         Assets        Number of       Assets       Number of        Assets
                                      accounts                        accounts                     accounts
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
Wayne M. Collette*                        9          $533 million         1         $8 million        23         $465 million
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
J. Michael Kosicki*                       7          $318 million         1         $8 million        27         $465 million
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
George J. Myers*                          7          $318 million         1         $8 million        26         $465 million
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------
Theodore R. Wendell*                      9          $533 million         1         $8 million        29         $465 million
---------------------------------- ---------------- --------------- -------------- ------------- -------------- ----------------


2. The following language is added to the chart following the heading "Ownership of Securities" in the section MANAGEMENT - PORTFOLIO MANAGERS:


---------------------------------------------------------------- -------------------------------------------------------------
                                                                          Dollar Range of Equity Securities in the
                       Portfolio Manager                                           Fund Beneficially Owned

---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Wayne M. Collette*                                                                           None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
J. Michael Kosicki*                                                                          None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
George J. Myers*                                                                             None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Theodore R. Wendell*                                                                         None
---------------------------------------------------------------- -------------------------------------------------------------


3. The following language is added to the chart following the heading "Compensation" in the section MANAGEMENT - PORTFOLIO MANAGERS:


----------------------------- ---------------------------------------------------- -------------------------------------------
     Portfolio Manager                       Performance Benchmark                                 Peer Group

----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
Wayne M. Collette                           Russell Midcap Growth Tr                     Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
J. Michael Kosicki                          Russell Midcap Growth Tr                     Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
George J. Myers                             Russell Midcap Growth Tr                     Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
Theodore R. Wendell                         Russell Midcap Growth Tr                     Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------

* Information provided as of December 31, 2005.


SUP-39/106224-0206                                             February 3, 2006